Other Reserves - Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell Plc Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Total	$ (2,676)	$ 5,367	$ (2,180)
Share of other comprehensive (loss)/income of joint ventures and associates	(10)	170	(28)
Total	3,628	604	(3,817)
Less: non-controlling interest	383	578	154
Currency Translation Differences [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(8,735)	(13,831)	(12,940)
At January 1, 2018 (as revised)		(8,735)
Recognised in other comprehensive income	(3,794)	4,513	(1,023)
Reclassified to income	651	610	(277)
Tax on amounts recognised/reclassified	(29)	33	(21)
Total	(3,172)	5,156	(1,321)
Share of other comprehensive (loss)/income of joint ventures and associates	(25)	53	(154)
Total	(3,197)	5,209	(1,475)
Less: non-controlling interest	185	(113)	50
Attributable to Royal Dutch Shell plc shareholders	(3,012)	5,096	(1,425)
Reclassification in respect of shares held in trust			534
Ending balance	(11,747)	(8,735)	(13,831)
Unrealised Gains/ (Losses) on Securities [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,969	1,321	1,409
Impact of IFRS 9 implementation		(1,969)
Recognised in other comprehensive income		796	(204)
Reclassified to income		(211)	1
Tax on amounts recognised/reclassified		8	(11)
Total		593	(214)
Share of other comprehensive (loss)/income of joint ventures and associates		55	126
Total		648	(88)
Attributable to Royal Dutch Shell plc shareholders		648	(88)
Ending balance		1,969	1,321
Unrealised Gains/ (Losses) on Securities [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Impact of IFRS 9 implementation		(6)
At January 1, 2018 (as revised)		(6)
Recognised in other comprehensive income	(15)
Total	(15)
Total	(15)
Attributable to Royal Dutch Shell plc shareholders	(15)
Ending balance	(21)
Cash Flow Hedging Gains/ (Losses) [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(633)	(144)	473
Impact of IFRS 9 implementation		6
At January 1, 2018 (as revised)		(627)
Recognised in other comprehensive income	50	(467)	(727)
Reclassified to income	722	(87)	(939)
Reclassified to the balance sheet	(30)	(18)	1,044
Tax on amounts recognised/reclassified	(12)	20	5
Total	730	(552)	(617)
Share of other comprehensive (loss)/income of joint ventures and associates	14	63
Total	744	(489)	(617)
Attributable to Royal Dutch Shell plc shareholders	744	(489)	(617)
Ending balance	117	(633)	(144)
Retirement Benefits Remeasurements [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(14,645)	(15,241)	(11,422)
At January 1, 2018 (as revised)		(14,645)
Recognised in other comprehensive income	5,213	1,467	(4,816)
Reclassified to retained earnings	137
Tax on amounts recognised/reclassified	(1,625)	(863)	999
Total	3,725	604	(3,817)
Share of other comprehensive (loss)/income of joint ventures and associates	1	(1)
Total	3,726	603	(3,817)
Less: non-controlling interest	(13)	(7)	(2)
Attributable to Royal Dutch Shell plc shareholders	3,713	596	(3,819)
Ending balance	(10,932)	(14,645)	(15,241)
Deferred Cost Of Hedging
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Impact of IFRS 9 implementation		(144)
At January 1, 2018 (as revised)		(144)
Recognised in other comprehensive income	(362)
Reclassified to income	95
Tax on amounts recognised/reclassified	58
Total	(209)
Total	(209)
Attributable to Royal Dutch Shell plc shareholders	(209)
Ending balance	(353)
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(22,044)	(27,895)	(22,480)
Impact of IFRS 9 implementation		(138)
At January 1, 2018 (as revised)		(22,182)
Recognised in other comprehensive income	945	6,309	(6,770)
Reclassified to income	1,468	312	(1,215)
Reclassified to the balance sheet	(30)	(18)	1,044
Reclassified to retained earnings	(971)
Tax on amounts recognised/reclassified	(1,614)	(802)	972
Total	(202)	5,801	(5,969)
Share of other comprehensive (loss)/income of joint ventures and associates	183	170	(28)
Total	(19)	5,971	(5,997)
Less: non-controlling interest	171	(120)	48
Attributable to Royal Dutch Shell plc shareholders	152	5,851	(5,949)
Reclassification in respect of shares held in trust			534
Ending balance	(22,030)	(22,044)	$ (27,895)
Equity Instrument Remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Impact of IFRS 9 implementation		1,975
At January 1, 2018 (as revised)		$ 1,975
Recognised in other comprehensive income	(147)
Reclassified to retained earnings	(1,108)
Tax on amounts recognised/reclassified	(6)
Total	(1,261)
Share of other comprehensive (loss)/income of joint ventures and associates	193
Total	(1,068)
Less: non-controlling interest	(1)
Attributable to Royal Dutch Shell plc shareholders	(1,069)
Ending balance	$ 906